Administrative Expenses	6 Months Ended
Jun. 30, 2026
Administrative Expenses [Abstract]
Administrative expenses

26. Administrative expenses

	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Third party services and financial system services	(115,948)	(61,774)	(157,749)	(107,775)
Rent, condominium fee and property services	(13,592)	(9,685)	(27,195)	(16,589)
Taxes	(1,463)	(886)	(5,076)	(1,142)
Provisions for contingencies	(23,883)	(9,767)	(46,229)	(17,480)
Others	(11,712)	(16,788)	(41,439)	(19,028)
Total	(166,599)	(98,900)	(277,689)	(162,014)